UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02661

Name of Fund: BlackRock Asian Dragon Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Asian Dragon Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Asian Dragon Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 94.2%

China — 35.4%
Alibaba Group Holding Ltd. — ADR(a)	45,133	$7,436,113
BAIC Motor Corp. Ltd., Class H(b)	1,259,000	1,013,378
Baidu, Inc. — ADR(a)	22,263	5,091,103
Bank of China Ltd., Class H	5,628,000	2,486,691
China CITIC Bank Corp. Ltd., Class H	2,545,000	1,625,198
China Construction Bank Corp., Class H	6,919,000	6,047,900
China Jushi Co., Ltd., Class A	633,698	977,784
China Oilfield Services Ltd., Class H	1,850,000	2,010,990
China Pacific Insurance Group Co. Ltd., Class H	601,800	2,312,470
China Resources Land Ltd.	1,056,000	3,700,329
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,069,000	583,375
CNOOC Ltd.	1,781,000	3,526,604
Guangshen Railway Co. Ltd., Class H	2,810,000	1,255,060
Han’s Laser Technology Industry Group Co., Ltd., Class A	3,700	22,776
Li Ning Co. Ltd.(a)	956,082	904,818
Meituan Dianping, Class B(a)	64,087	562,824
NetEase, Inc. — ADR	3,419	780,387
PetroChina Co. Ltd., Class H	4,598,000	3,721,602
Ping An Insurance Group Co. of China Ltd., Class H	463,500	4,695,348
Shenzhen Goodix Technology Co., Ltd., Class A	134,600	1,565,355
Sunny Optical Technology Group Co. Ltd.	172,600	1,992,679
Tencent Holdings Ltd.	190,300	7,770,106

		60,082,890
Hong Kong — 7.1%
AIA Group Ltd.	269,800	2,405,784
BOC Hong Kong Holdings Ltd.	378,500	1,796,480
CK Asset Holdings Ltd.	404,000	3,028,460
Crystal International Group Ltd.(b)(c)	1,347,169	883,321
Melco Resorts & Entertainment Ltd. — ADR	129,355	2,735,858
SJM Holdings Ltd.	1,201,000	1,106,556

		11,956,459
India — 14.1%
Axis Bank Ltd.(a)	266,440	2,255,135
Bharat Petroleum Corp. Ltd.	431,284	2,225,593
Fortis Healthcare Ltd.(a)	781,072	1,454,982
Godrej Industries Ltd.	242,940	1,731,681
IndusInd Bank Ltd.(d)	113,668	2,651,664
Jindal Steel & Power Ltd.(a)	1,002,706	2,718,556
Larsen & Toubro Ltd.	182,625	3,206,959
Mahindra & Mahindra Financial Services Ltd.	420,716	2,325,144
NTPC Ltd.	866,613	1,994,138
Oberoi Realty Ltd.	133,659	748,227
Tata Motors Ltd.(a)	276,405	853,263

Security	Shares	Value
India (continued)
UPL Ltd.	182,596	$1,673,792

		23,839,134
Indonesia — 7.0%
Astra International Tbk PT	5,107,000	2,516,205
Bank Central Asia Tbk PT	1,477,900	2,393,830
Bank Mandiri Persero Tbk PT	2,699,000	1,216,206
Bank Negara Indonesia Persero Tbk PT	1,636,200	812,524
Bank Rakyat Indonesia Persero Tbk PT	10,398,100	2,197,312
Cikarang Listrindo Tbk PT(b)	10,386,552	662,163
Jasa Marga Persero Tbk PT	47	14
Telekomunikasi Indonesia Persero Tbk PT	8,230,400	2,014,597

		11,812,851
Malaysia — 0.9%
Malaysia Airports Holdings Bhd	742,500	1,596,285

Singapore — 2.3%
Keppel Corp. Ltd.	221,800	1,129,243
Oversea-Chinese Banking Corp. Ltd.	340,900	2,852,545

		3,981,788
South Korea — 14.8%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	63,641	1,987,758
Doosan Bobcat, Inc.	110,049	4,008,003
Kumho Petrochemical Co. Ltd.	14,345	1,273,651
LG Household & Health Care Ltd.	1,520	1,748,178
NCSoft Corp.	6,389	2,549,043
Samsung Biologics Co. Ltd.(a)(b)	5,468	2,631,324
Samsung Electronics Co. Ltd.	127,099	5,319,202
Shinhan Financial Group Co. Ltd.	61,897	2,501,164
SK Hynix, Inc.	46,697	3,089,373

		25,107,696
Taiwan — 9.0%
Airtac International Group	182,000	1,782,151
Cathay Financial Holding Co. Ltd.	1,392,000	2,392,298
Merry Electronics Co. Ltd.	264,000	1,197,549
Nanya Technology Corp.	880,000	1,680,441
Taiwan Semiconductor Manufacturing Co. Ltd.	963,000	8,217,792

		15,270,231
Thailand — 2.4%
Kasikornbank PCL — NVDR	374,600	2,501,932
Land & Houses PCL, Foreign Registered Shares	4,374,200	1,557,416

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Asian Dragon Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value
Thailand (continued)
Land & Houses PCL — NVDR		90,800	$32,288

			4,091,636
United States — 1.2%
Cognizant Technology Solutions Corp., Class A		25,467	1,964,779

Total Common Stocks — 94.2% (Cost — $154,661,310)			159,703,749

Participation Notes — 2.4%
China — 2.3%
Deutsche Bank AG (Han’s Laser Technology Industry Group Co. Ltd.), due 05/15/25(a)	USD	181,900	1,120,120
Deutsche Bank AG (Jiangsu Hengli Hydraulic Co. Ltd.), due 05/11/27(a)		858,410	2,785,847

			3,905,967
Taiwan — 0.1%
Deutsche Bank AG (Merry Electronics Co. Ltd.), due 02/01/28(a)		41,000	185,979

Total Participation Notes — 2.4% (Cost — $3,538,860)			4,091,946

Preferred Stocks — 3.1%
China — 1.8%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $1,202,337), 0.00%(d)(e)		43,839	2,232,721

Security	Shares		Value
China (continued)
Xiaoju Kuaizhi, Inc., Series A-18 (Acquired 5/23/16, cost $592,482), 0.00%(d)(e)		15,499	$789,364

			3,022,085
South Korea — 1.3%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%		63,580	2,168,538

Total Preferred Stocks — 3.1% (Cost — $4,314,540)			5,190,623

Total Long-Term Investments — 99.7% (Cost — $162,514,710)			168,986,318

Short-Term Securities — 1.1%
Money Market Securities— 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(f)(g)		1,013,497	1,013,497
SL Liquidity Series, LLC, Money Market Series, 1.93%(f)(g)(h)		852,565	852,651

Total Money Market Securities— 1.1% (Cost — $1,866,148)			1,866,148

Time Deposits — 0.0%
Hong Kong — 0.0%
BNP Paribas S.A., 2.03%, 11/02/18	HKD	171,365	21,890

Total Time Deposits — 0.0% (Cost — $21,890)			21,890

Total Short-Term Securities — 1.1% (Cost — $1,888,038)			1,888,038

Total Investments — 100.8% (Cost — $164,402,749)			170,874,356
Liabilities in Excess of Other Assets — (0.8)%			(1,325,776)

Net Assets — 100.0%			$169,548,580

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $3,022,085 and an original cost of $1,794,819, which was 1.8% of its net assets.

(f)	Annualized 7-day yield as of period end.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Asian Dragon Fund, Inc.

(g)

During the period ended September 30, 2018, investments in issuers considered to be affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	668,036	345,461	1,013,497	$1,013,497	$19,682	$—	$—
SL Liquidity Series, LLC, Money Market Series	—	852,565	852,565	852,651	16,833	776	—

				$1,866,148	$36,515	$776	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ADR	American Depositary Receipts
HKD	Hong Kong Dollar
NVDR	Non-voting Depository Receipts
USD	US Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Asian Dragon Fund, Inc.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$13,870,427	$46,212,463	$—	$60,082,890
Hong Kong	2,735,858	9,220,601	—	11,956,459
India	—	23,839,134	—	23,839,134
Indonesia	662,163	11,150,688	—	11,812,851
Malaysia	—	1,596,285	—	1,596,285
Singapore	—	3,981,788	—	3,981,788
South Korea	—	25,107,696	—	25,107,696
Taiwan	—	15,270,231	—	15,270,231
Thailand	32,288	4,059,348	—	4,091,636
United States	1,964,779	—	—	1,964,779
Participation Notes	—	4,091,946	—	4,091,946
Preferred Stocks	—	2,168,538	3,022,085	5,190,623
Short-Term Securities	1,013,497	—	—	1,013,497
Time Deposits	—	21,890	—	21,890

Subtotal	$20,279,012	$146,720,608	$3,022,085	$170,021,705

Investments Valued at NAV(a)				852,651

Total Investments	$20,279,012	$146,720,608	$3,022,085	$170,874,356

(a)	As of September 30, 2018, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2017	$3,022,085
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—

Closing Balance as of September 30, 2018	$3,022,085

Net change in unrealized appreciation (depreciation) on investments held as of September 30, 2018	$—

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Asian Dragon Fund, Inc.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 2 (a)	Transfers Out of Level 1 (a)
Assets:
Investments:
Common Stocks:
China	$3,014,915	$(3,014,915)
Hong Kong	2,332,651	(2,332,651)
India	11,327,623	(11,327,623)
Indonesia	7,105,482	(7,105,482)
South Korea	2,761,061	(2,761,061)

	$26,541,732	$(26,541,732)

(a)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end:

	Value	Valuation Approach	Unobservable Inputs		Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$3,022,085	Market	Recent Transactions	(a)	—

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

5

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Asian Dragon Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Asian Dragon Fund, Inc.

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Asian Dragon Fund, Inc.

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Asian Dragon Fund, Inc.

Date: November 19, 2018